Property, Plant and Equipment, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant and Equipment Useful Life And Values [Abstract]
Depreciation expense	$ 202.0	$ 97.5	$ 93.6